Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,253	$ 5,449
Impairment		(248)
Foreign currency translation adjustments	(299)	52
Balance at end of year	4,954	5,253
CIBC First Caribbean [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	35	278
Impairment		(248)
Foreign currency translation adjustments	(3)	5
Balance at end of year	32	35
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Balance at end of year	884	884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	4,131	4,084
Foreign currency translation adjustments	(293)	47
Balance at end of year	3,838	4,131
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	203	203
Foreign currency translation adjustments	(3)
Balance at end of year	$ 200	$ 203